Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Significant Contractual Obligations and Commitments	The following table summarizes significant contractual obligations and commitments as of December 31, 2022:

	Payments due by period
	Total	Less than 1 year	1 to 5 years
(in $ millions)	$	$	$
Non-cancellable purchase obligations	729	505	224